INVESTMENTS - Long-term investments (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INVESTMENTS
Held to maturity investments			¥ 40,000,000	¥ 1,059,812,729
Available-for-sale investments			18,552,440,485	14,467,476,607
Equity method investments			6,068,391,137	4,114,199,782
Cost method investments			912,953,646	891,333,247
Total net book value		$ 3,930,618,826	¥ 25,573,785,268	¥ 20,532,822,365
Held to maturity investment
INVESTMENTS
Held to maturity investments	¥ 1,000,000,000
Term of time deposit	3 years
Interest rate of time deposit (as a percent)	3.90%